Basis of Preparation and New IFRS Pronouncements - Additional Information (Detail) - CAD CAD in Millions		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2017
Basis of preparation and new IFRS pronouncements [abstract]
Reversal of revenue recognized due to timing difference on shipments		CAD 61
Reduction in revenue due to steelmaking coal sales revenue net of ocean freight costs		76
Deferred consideration		CAD 755
Reclassification of loss from retained earnings to accumulated other comprehensive income (loss)	CAD 41